Income Tax (Tables)	6 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
The components of the provision for income taxes were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	$	$	$	$
Current	(569)	(236)	(1,074)	(474)
Deferred	(274)	—	(548)	81
Income tax expense	(843)	(236)	(1,622)	(393)